Related Party Transactions - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Disclosure of transactions between related parties [line items]
Percent of equity method investment	0.45
Percent interest in a joint venture	0.65
Revenue	$ 2,571,000,000	$ 2,414,000,000
Roska DBO [member]
Disclosure of transactions between related parties [line items]
Revenue		2,000,000
Purchases	0	0
Accounts receivable		$ 0
Roska DBO [member] | Top Of Range [Member]
Disclosure of transactions between related parties [line items]
Revenue	1,000,000
Accounts receivable	$ 1,000,000